Financial Assets and Financial Liabilities - Schedule of Losses Were Recognised in Profit or Loss (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Financial Asset [Member]
Schedule of Losses Were Recognised in Profit or Loss [Line Items]
Fair value losses to financial assets		$ (557,676)	$ (523,666)